PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
Property and equipment was comprised of the following at December 31, 2014 and 2013:

	2014	2013
	(in millions)
Land	$20	$20
Buildings and leasehold improvements	763	693
Equipment	709	639
Computer software	1,714	1,396
	3,206	2,748
Accumulated depreciation	(1,787)	(1,530)
Property and equipment, net	$1,419	$1,218

Depreciation expense was $328 million in 2014, $309 million in 2013, and $263 million in 2012, including amortization expense for capitalized internally developed and purchased software of $191 million in 2014, $172 million in 2013, and $151 million in 2012.